Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2016
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%